Goodwill and Intangible Assets Goodwill by segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 79,986	[1]	$ 0
First Allied
Goodwill [Line Items]
Goodwill	$ 80,000

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.